Segment Reporting (Narrative) (Details)	9 Months Ended
	Sep. 30, 2019 property segment	Sep. 30, 2018 segment	Sep. 30, 2019 encumbered_property
Segment Reporting [Abstract]
Number of reportable segments | segment	3	3
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	193		103
NuVista Tenants
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	2
Transition Property | NuVista Tenants
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Number of properties	1